GOODWILL AND INTANGIBLE ASSETS, NET - Schedule of estimated amortization expense (Details) - CNY (¥)	Sep. 30, 2025	Dec. 31, 2024
Estimated amortization expense
Remaining three months of 2025	¥ 2,100,000
2026	8,400,000
2027	8,400,000
2028	8,400,000
2029	5,108,333
2030	500,000
Thereafter	1,583,334
Net carrying amount	¥ 34,491,667	¥ 46,236,111